Investment Strategy - Transamerica Strategic Income	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	Under normal circumstances, the fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in bonds. For purposes of the 80% investment policy, the fund defines bonds to include fixed-income securities such as U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLOs”)), mortgage-backed securities, commercial mortgage-backed securities and other securitized assets. The fund may invest in investment grade and below investment grade (commonly known as “junk bonds”) fixed-income securities issued by domestic and foreign issuers, including those in emerging market countries. The bonds in which the fund may invest may be issued by governments, their agencies or instrumentalities, and corporate issuers. The fund generally invests in fixed-income securities diversified across multiple sectors. The fund may invest opportunistically across a broad array of fixed-income sectors including but not limited to asset-backed securities, including CLOs, bank loans (including loan participations and loan assignments), cash/cash equivalents, commercial mortgage-backed securities, corporate bonds, emerging market corporate bonds, emerging market local currency debt, emerging markets sovereign bonds, high yield bonds, inflation-protected securities, international government bonds, municipal bonds, mortgage-backed securities, other securitized assets and U.S. government bonds. Emerging Markets securities are defined as securities issued by companies determined to have an emerging markets country of risk, as determined by the benchmark provider, Bloomberg. The fund has a broad investment universe that covers multiple sectors, quality grades, and security types. Yield curve exposure can be from U.S. and/or non-U.S. sectors. The fund will typically hold 35% to 65% of its bond investments in securities that are rated below investment grade (that is, rated by a major agency, such as Standard & Poor’s or Moody’s, at the level of BB or below or, if unrated, determined to be of comparable quality by the sub-adviser). On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from +/-3 years from the Bloomberg US Aggregate Bond Index, the fund’s primary benchmark. During periods of market volatility, duration may deviate outside this range. Duration is a measure of the sensitivity of a security to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed-income sectors and may exclude certain sectors based on relative attractiveness. At any given time, the fund may have a substantial amount of its assets in one or more sectors. No fixed-income sector is expected to constitute more than 35% of the fund’s net assets. Each sector will be actively managed, with the sub-adviser seeking to establish a well-diversified and risk-managed sub-portfolio in each sector of directly invested securities with no more than 5% invested in any non-government issuer. Investments in preferred and convertible securities generally will not exceed 15% of the fund’s net assets. The fund may invest up to 10% of its net assets in CLOs. The fund may invest significantly in non-U.S. dollar denominated developed and emerging market bonds on a hedged or unhedged basis. The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, and other types of secured or unsecured loans with fixed, floating, or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls. The fund may, but is not required to, use derivatives such as swaps, futures, forwards and structured investments, for investment purposes or in an effort to hedge and mitigate uncertainties from exposure to such factors as credit, interest rates, inflation, and exchange rates. Swaps, such as interest rate, inflation, total return, or credit default (on indices or individual issues) are allowed as long as the maximum underlying notional value does not exceed 65% of the underlying market value of the fund. When segments are believed to be overvalued, the fund may short indices or individual issues. The fund regularly uses derivatives to hedge interest rate duration and non-U.S. dollar currency exposures in the fund, typically using U.S. Treasury futures and non-U.S. dollar currency forwards and/or swaps, respectively. The fund may use derivatives to attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.